LEASES - Components of Operating Lease Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
LEASES
Operating lease expense	$ 491	$ 458
Expense for short-term leases within 12 months	$ 21	$ 2